DERIVATIVE LIABILITIES - Schedule of Fair Value Adjustment Relating to Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Gain from FV adjustment on contingent consideration	$ 27,597	$ 61,675
Loss from FV adjustment on purchase consideration settlement		(1,780)
(Loss) gain from settlement of contingent consideration	(4,578)	3,186
Other	4	7
Total	23,023	$ 63,088
Sira
DERIVATIVE LIABILITIES
(Loss) gain from settlement of contingent consideration	(3,660)
GSD
DERIVATIVE LIABILITIES
(Loss) gain from settlement of contingent consideration	$ (918)